Average Annual Total Returns{- Franklin Small Cap Value VIP Fund} - FTVIP Class 2-70 - Franklin Small Cap Value VIP Fund	Class 2 Return Before Taxes Past 1 year	Class 2 Return Before Taxes Past 5 years	Class 2 Return Before Taxes Past 10 years	Russell 2000 Value Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Russell 2000 Value Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	Russell 2000 Value Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	5.19%	10.77%	9.20%	4.63%	9.65%	8.66%